Revenues and Loyalty Programs - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales discounts (in percent)	107	70
Loyalty points outstanding	126,100,000	94,100,000
Loyalty points outstanding value	$ 2,100,000	$ 1,300,000
Loyalty point expected redemption period	1 year
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount on future purchases	$ 0.01
Revenue reduction per loyalty point	0.01
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount on future purchases	$ 0.1
Revenue reduction per loyalty point	0.04